Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 2.8	$ 0.4	¥ 7.3	¥ 8.0
Other operating expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				¥ 36.7